Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Taxes (Details) [Line Items]
Corporate income tax rate	25.00%
R&D expense approved by local tax authority deducted from tax income	175.00%
Value added tax, description	The applicable VAT rate is 13% for products sold in the PRC.
Tax payables	$ 2.6	$ 2.5
Accrued tax liabilities	$ 2.6	$ 2.5
Beijing REIT [Member]
Taxes (Details) [Line Items]
Favorable income tax rate	15.00%